CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2022	Mar. 31, 2021
Statement of Financial Position [Abstract]
Common Stock, No Par Value	$ 0	$ 0
Common Stock, Shares, Outstanding	35,000,000	35,000,000
Common Stock, Shares, Issued	35,000,000	35,000,000